SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable [Member] | Legal [Member]
Concentration of Risk	32.30%	14.60%
Commercial Payor One [Member] | Revenue Benchmark [Member]
Concentration of Risk	10.90%	32.00%
Commercial Payor One [Member] | Accounts Receivable [Member]
Concentration of Risk	10.90%	28.60%
Commercial Payor Two [Member] | Revenue Benchmark [Member]
Concentration of Risk	6.50%	21.00%
Commercial Payor Two [Member] | Accounts Receivable [Member]
Concentration of Risk	6.50%	22.50%